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                                                        [SHIP LOGO  VANGUARD(R)]







Vanguard Funds' ETF Shares
Prospectus Supplement



Important Change to ETF Shares

Effective immediately, Vanguard has changed the listing exchange from the American Stock Exchange (AMEX) to the NYSE Arca, Inc. (NYSE Arca) for the ETF Shares that were listed on the AMEX. All references in the prospectuses to the AMEX are replaced with the NYSE Arca. This change has no effect on the Funds' investment objectives, strategies, or policies.

For more information, please contact your broker, visit our website at Vanguard.com, or call Vanguard at 866-499-8473.


(C) 2008 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.                      PSARCA 092008



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                                                        [SHIP LOGO  VANGUARD(R)]






Vanguard Funds' ETF Shares
Statement of Additional Information Supplement



Important Change to ETF Shares

Effective immediately, Vanguard has changed the listing exchange from the American Stock Exchange (AMEX) to the NYSE Arca, Inc. (NYSE Arca) for the ETF Shares that were listed on the AMEX. All references in the Statement of Additional Information to the AMEX are replaced with the NYSE Arca.

For more information, please contact your broker, visit our website at Vanguard.com, or call Vanguard at 866-499-8473.

















(C) 2008 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.                   SAIARCA 092008

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